CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	Preferred Shares [Member]	Common Shares [Member]	Accumulated Deficit [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2011	$ 102,528	$ 23,151	$ 114,447	$ (17,667)	$ (17,235)	$ (168)
Balance, shares at Dec. 31, 2011		23,184	7,707,917
Net income	5,579			5,579
Other Comprehensive Loss	(1,479)					(1,479)
Amortization of discount on preferred stock		33		(33)
Common stock warrant redeemed	(564)		(82)	(482)
Cash dividends ($0.12 per share)	(925)			(925)
Preferred stock dividends	(1,159)			(1,159)
Balance at Dec. 31, 2012	103,980	23,184	114,365	(14,687)	(17,235)	(1,647)
Balance, shares at Dec. 31, 2012		23,184	7,707,917
Net income	6,179			6,179
Other Comprehensive Loss	(2,600)					(2,600)
Issuance of Series B preferred shares, net of issuance costs	23,132	23,132
Issuance of Series B preferred shares, net of issuance costs, shares		25,000
Cash dividends ($0.12 per share)	(1,156)			(1,156)
Preferred stock dividends	(1,159)			(1,159)
Balance at Dec. 31, 2013	$ 128,376	$ 46,316	$ 114,365	$ (10,823)	$ (17,235)	$ (4,247)
Balance, shares at Dec. 31, 2013		48,184	7,707,917